Research and development expenses	3 Months Ended
Mar. 31, 2019
Research and Development Expenses [Abstract]
Research and development expenses
13.	Research and development expenses

	March 31, 2019	March 31, 2018
Labour	$1,190,030	$685,568
Materials	453,525	880,174
Government grants	-	(5,565)
	$1,643,555	$1,560,177